SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 $ / shares shares	Dec. 31, 2025 USD ($) shares
Statement [Line Items]
Common shares issued | shares	3,099,435	3,099,435	16,504,560
Net proceeds from issuance of shares	$ 24,950		$ 74,906
Cash commission on gross proceeds	$ 706		$ 2,118
Cash commission	2.75%		2.75%
Issuance shares costs	$ 215		$ 690
Amount recorded as share capital	3,580		4,768
Cash proceeds	2,281		2,617
Fair value of stock options granted, share-based payments	$ 269		$ 1,781
Restricted share units | shares	209,805		1,547,715
Weighted average fair value per share | $ / shares		$ 9.41
Share Capital Two [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs | shares	480,182		1,308,296
Common shares issued carrying value of RSUs exercised	$ 387		$ 1,008
Shares forfeited for net exercise | shares	14,096,000		320,510,000
Share Capital [Member]
Statement [Line Items]
Common shares issued | shares	2,681,654	2,681,654	3,930,490
Cash commission on gross proceeds	$ 25,656		$ 77,024
Fair value upon issuance of shares	$ 2,151		$ 1,299
Stock option exercise | shares	2,695,750	2,695,750	4,251,000
Restricted Share Units [Member]
Statement [Line Items]
Share-based Payments for fair value	$ 606		$ 1,945